LEASES - Maturities Of Long-Term Financing Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Less: current lease liabilities	$ (3,300)	$ (2,609)
Total Long-term notes and loans payable, net	417,095	460,750
Financing liability
Lessee, Lease, Description [Line Items]
2026	14,223
2027	14,580
2028	14,946
2029	15,321
2030	15,421
Thereafter	66,176
Total financing payments	140,667
Less: interest	(49,645)
Less: tenant improvement allowance	(58)
Present value of financing liabilities	90,964
Less: current lease liabilities	(3,300)
Total Long-term notes and loans payable, net	$ 87,664	$ 90,900